LOSSES PER SHARE (Schedule of Computation of Basic and Diluted Losses Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net loss for basic loss per share	$ (31,506)	$ (20,163)	$ (11,094)
Loss in respect to change in fair value of research and development funding arrangement			(1,295)
Net loss for basic loss per share	$ (31,506)	$ (20,163)	$ (12,389)
Denominator:
Weighted average number of ordinary shares used in computing basic net loss per share	50,855,908	50,437,040	47,808,855
Dilutive average number of ordinary shares in respect to research and development funding arrangement			578,208
Weighted average number of ordinary shares used in computing diluted net loss per share	50,855,908	50,437,040	48,387,063
Diluted earnings per ordinary share	$ (0.62)	$ (0.40)	$ (0.26)